John Hancock Trust
Supplement dated April 28, 2008
to the Prospectus dated April 28, 2008

American Blue Chip Income and Growth Trust

Past Performance
The Calendar Year Total Return for Series III and the Best Quarter and Worst Quarter performance information is amended and restated as follows:

Calendar Year Total Returns for Series IIIA :

-23.5%	30.0%	9.1%	6.7%	16.8%	1.5%

2002	2003	2004	2005	2006	2007

Best Quarter:	16.95% (Quarter ended 6/30/2003) Worst Quarter -20.60% (Quarter ended 9/30/2002)

American Global Growth Trust

Past Performance
Average Annual Total Returns for Period Ended 12/31/2007

The five year performance for Series III shares is amended and restated as follows: 18.76%.

American Growth Trust

Past Performance
The section entitled “Past Performance” is amended and restated as follows:

The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIIA :

34.6%	56.5%	4.0%	-18.6%	-24.8%	36.2%	11.9%	15.6%	9.6%	11.7%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	30.56% (Quarter ended 12/31/1999) Worst Quarter -27.27% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIIA	11.73%	16.63%	11.20%	02/08/1984
S&P 500 Index	5.49%	12.83%	5.91%

A Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the American Growth Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Growth Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

American Growth-Income Trust

Past Performance
The Calendar Year Total Return for Series III and the Best Quarter and Worst Quarter performance information is amended and restated as follows:

Calendar Year Total Returns for Series IIIA :

17.5%	10.6%	7.4%	2.0%	-18.8%	31.8%	9.8%	5.3%	14.6%	4.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	18.70% (Quarter ended 12/31/1998) Worst Quarter -18.80% (Quarter ended 9/30/2002)

American High-Income Bond Trust

Past Performance
Average Annual Total Returns for Period Ended 12/31/2007

The ten year performance for Series III shares is amended and restated as follows: 5.27%.

American International Trust

Past Performance
The Calendar Year Total Return for Series III and the Best Quarter and Worst Quarter performance information is amended and restated as follows:

Calendar Year Total Returns for Series IIIA :

20.3%	75.1%	-22.5%	-20.3%	-15.3%	34.1%	18.7%	20.9%	18.3%	19.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	42.16% (Quarter ended 12/31/1999) Worst Quarter -19.76% (Quarter ended 9/30/2002)

American New World Trust

Past Performance
Average Annual Total Returns for Period Ended 12/31/2007

The one year performance for Series III shares is amended and restated as follows: 31.39%.